CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and restricted cash	¥ 197	¥ 396
Loans Receivable, Net Of Credit Impairment Losses	628,608	555,133
Prepaid expenses and others	1,006	848
Total Current Assets	629,811	556,377
Non-current Assets
Property and equipment, net	40,703	42,180
Intangible asset	5	5
Total Non-current Assets	40,708	42,185
Total Assets	670,519	598,562
Current Liabilities
Loans Payable	161,569	161,569
Salary And Benefit Payable	10,940	9,872
Income Taxes Payable	32,477	32,477
Interest Payable	63,700	54,685
Other Payable	23,531	21,656
Total Current Liabilities	292,217	280,259
Capital And Reserve Attributable To Equity Holders Of The Company
Share Capital	326	326
Additional Paid-in Capital	383,174	383,174
Statutory Reserve	18,706	18,706
General Risk Reserve	9,180	9,180
Foreign currency translation reserve	(106)	30
Accumulated Losses	(108,639)	(156,774)
Non-controlling interests in equity	75,661	63,661
Total Shareholders' Equity	378,302	318,303
Total Equity And Liabilities	¥ 670,519	¥ 598,562